Credit risk - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Assets obtained by taking possession of collateral or calling on other credit enhancements	£ 394.0	£ 285.0
Loans and advances to customers	461,504.0	441,907.0
Total	£ (603,983.0)	£ (584,365.0)
Percentage of mortgage portfolio	16.90%	20.90%
Modified | Stage 1
Disclosure of credit risk exposure [line items]
Loans and advances to banks and customers	£ 0.0
Irrevocable loan commitments and contingencies
Disclosure of credit risk exposure [line items]
Fair value of collateral held	18,272.0	£ 17,181.0
Loans and advances to customers
Disclosure of credit risk exposure [line items]
Total	(461,504.0)	(441,907.0)
Loans and advances to customers | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	(5,482.0)	(5,601.0)
Financial assets, subject to partial write-off	992.0	971.0
Loans and advances to customers | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	(41,406.0)	(43,499.0)
Loans and advances to customers | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total	(409,699.0)	(386,787.0)
Loans and advances to customers | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	(4,917.0)	(6,020.0)
Commercial loans
Disclosure of credit risk exposure [line items]
Collateral held permitted to be sold or repledged, at fair value	459.0	563.0
Stock borrowed
Disclosure of credit risk exposure [line items]
Collateral held permitted to be sold or repledged, at fair value	5,319.0	10,329.0
Collateral sold or repledged in absence of default by owner of collateral, at fair value	2,252.0	3,970.0
Accumulated impairment
Disclosure of credit risk exposure [line items]
Total	3,201.0	3,453.0
Accumulated impairment | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	1,039.0	1,110.0
Accumulated impairment | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	1,158.0	1,284.0
Accumulated impairment | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total	845.0	872.0
Accumulated impairment | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	159.0	187.0
Accumulated impairment | Retail – UK Motor Finance
Disclosure of credit risk exposure [line items]
Total	428.0	356.0
Accumulated impairment | Retail – UK Motor Finance | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	79.0	72.0
Accumulated impairment | Retail – UK Motor Finance | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	148.0	115.0
Accumulated impairment | Retail – UK Motor Finance | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total	201.0	169.0
Accumulated impairment | Retail – UK Motor Finance | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	0.0	0.0
Accumulated impairment | Retail – UK Motor Finance | Residual Value Impairment And Voluntary Terminations
Disclosure of credit risk exposure [line items]
Total		178.0
Accumulated impairment | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Total	3,001.0	3,183.0	£ 3,693.0
Accumulated impairment | Loans and advances to customers | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	1,037.0	1,107.0	1,133.0
Accumulated impairment | Loans and advances to customers | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	1,076.0	1,159.0	1,462.0
Accumulated impairment | Loans and advances to customers | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total	729.0	730.0	885.0
Accumulated impairment | Loans and advances to customers | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	159.0	187.0	213.0
Accumulated impairment | Other retail lending | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	360.0
Accumulated impairment | Other retail lending | Stage 1 and 2
Disclosure of credit risk exposure [line items]
Total	347.0	351.0
Accumulated impairment | Commercial loans | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	120.0	149.0
Accumulated impairment | Provisions in relation to loan commitments and financial guarantees
Disclosure of credit risk exposure [line items]
Total	195.0	265.0
Accumulated impairment | Provisions in relation to loan commitments and financial guarantees | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	1.0	2.0
Accumulated impairment | Provisions in relation to loan commitments and financial guarantees | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	82.0	125.0
Accumulated impairment | Provisions in relation to loan commitments and financial guarantees | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total	112.0	138.0
Accumulated impairment | Provisions in relation to loan commitments and financial guarantees | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	0.0	0.0
Carrying value £m | Retail – UK Motor Finance
Disclosure of credit risk exposure [line items]
Total	(17,149.0)	(16,419.0)
Carrying value £m | Retail – UK Motor Finance | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	(141.0)	(124.0)
Carrying value £m | Retail – UK Motor Finance | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	(2,786.0)	(2,398.0)
Carrying value £m | Retail – UK Motor Finance | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total	(14,222.0)	(13,897.0)
Carrying value £m | Retail – UK Motor Finance | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	0.0	0.0
Carrying value £m | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Total	(464,505.0)	(445,090.0)	(436,817.0)
Carrying value £m | Loans and advances to customers | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	(6,519.0)	(6,708.0)	(7,131.0)
Financial assets, subject to partial write-off	235.0	297.0
Carrying value £m | Loans and advances to customers | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	(42,482.0)	(44,658.0)	(52,973.0)
Carrying value £m | Loans and advances to customers | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total	(410,428.0)	(387,517.0)	(368,859.0)
Carrying value £m | Loans and advances to customers | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	(5,076.0)	(6,207.0)	£ (7,854.0)
Carrying value £m | Other retail lending | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	(406.0)
Carrying value £m | Other retail lending | Stage 1 and 2
Disclosure of credit risk exposure [line items]
Total		(60,720.0)
Carrying value £m | Commercial loans | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	(447.0)	(447.0)
Carrying value £m | Provisions in relation to loan commitments and financial guarantees | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	(61.0)
Carrying value £m | Provisions in relation to loan commitments and financial guarantees | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	(4,040.0)
Carrying value £m | Provisions in relation to loan commitments and financial guarantees | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total	(131,449.0)
Carrying value £m | Provisions in relation to loan commitments and financial guarantees | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	(20.0)
Later than one year
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 398,740.0	£ 383,009.0